Stock Options and Warrants	12 Months Ended
Dec. 31, 2020
Stock Options and Warrants [Abstract]
Stock Options and Warrants

Note 14. Stock Options and Warrants

The Company issued one stock option during the year ended December 31, 2018. The stock option was exercisable into 30,000 shares of common stock at an exercise price of $1.49 and vested in three equal annual installments commencing on the first anniversary of the date of issuance. The shares were valued on the date of grant by using the Black-Scholes pricing model in accordance with the provisions of ASC Topic 718. In February 2019, the stock option terminated in its entirety. The Company did not issue any stock options or warrants exercisable into shares of the Company’s common stock during the year ended December 31, 2020 and 2019, and no stock options or warrants were exercised during the years ended December 31, 2020 and 2019. There were no stock options or warrants outstanding at December 31, 2020 and 2019.